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212.468.8053
JBaris@mofo.com

May 28, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:                             The Victory Portfolios
File Nos. 33-8982; 811-4852

To the Commission:

On behalf of our client, The Victory Portfolios (the “Registrant”), we are filing via EDGAR, Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, a preliminary copy of proxy materials, including a Notice of Special Meeting of Shareholders, Proxy Statement on Schedule 14A, and Form of Proxy (collectively, the “Proxy Materials”), each to be used in connection with the solicitation of proxies on behalf of the Board of Trustees of the Registrant for use at an upcoming Special Meeting of Shareholders of Victory International Fund and Victory International Select Fund (collectively, the “Funds”).

The enclosed preliminary proxy materials relate to:

1)             The approval of a new Investment Sub-Advisory Agreement between Victory Capital Management, Inc.(“Victory”) and Munder Capital Management; and

2)             The approval or the use of a “manager of managers” structure whereby Victory will be able to hire and replace sub-advisers without shareholder approval.

The Registrant intends to begin mailing definitive copies of the Proxy Materials to the Funds’ shareholders of record as of the record date set forth in the Proxy Materials on or after June 10, 2014.

If you have any questions concerning the Filing, please call me at 212-468-8053.

Very truly yours,

/s/ Jay G. Baris

Jay G. Baris

cc:                                Karen L. Rossotto, Division of Investment Management

Leigh A. Wilson, Chairman of the Board

Michael D. Policarpo, II, Victory Capital Management Inc.

Christopher K. Dyer, Victory Capital Management Inc.

Erin Wagner, Victory Capital Management Inc.

Edward J. Veilleux, Chief Compliance Officer
Nathan J. Greene, Shearman & Sterling LLP
Kelley A. Howes

Isabelle Sajous